Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows provided by operating activities:
Net Loss	$ (4,961,549)	$ (5,971,470)	$ (5,992,897)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of deferred financing costs and debt discount	795,080	712,841	122,251
Depreciation and amortization	360,355	360,886	357,697
Stock-based compensation	183,410		94,801
Loss on change in fair value of contingent consideration	154,137	280,296	705,355
(Gain) loss from equity method investment	(100,000)	55,735	159,000
Loss on write-off of harmonized sales tax receivable	208,138
Loss on impairment of long-lived asset	99,020
Provisions for bad debts and warranties	17,678	71,367	46,000
Recognition of accumulated foreign currency translation adjustments		203,553
Loss on fixed asset disposal		4,374
Changes in operating assets and liabilities
Decrease (increase) in accounts receivable	165,655	844,589	(1,334,881)
Decrease (increase) in inventory	17,050	439,159	(146,124)
Decrease (increase) in other current assets	24,586	(7,250)	(6,824)
(Increase) decrease in deposits	(50,000)	20,977	57,693
Increase in deferred financing costs			(467,357)
Increase (decrease) in accounts payable	257,495	(409,730)	489,371
Increase in accrued expenses	373,035	193,050	374,516
Increase in accrued interest	518,584	380,383	79,408
Net cash used in operating activities	(1,937,326)	(2,821,240)	(5,461,991)
INVESTING ACTIVITIES:
Purchase of fixed assets	(63,993)	(44,653)	(16,059)
Sale of (investment in) equity method investment	100,000		(159,000)
Payment of contingent consideration			(309,133)
Net cash provided by (used in) investing activities	36,007	(44,653)	(484,192)
FINANCING ACTIVITIES:
Proceeds from the issuance of common shares, net of issuance costs	713,000	1,444,274
Proceeds for common shares issuable		1,561,000
Proceeds from convertible notes payable			5,540,000
Principal repayments on note payable		(178,488)
Net cash provided by financing activities	713,000	2,826,786	5,540,000
Effect of exchange rate changes on cash and cash equivalents	(10,214)	59,077	(27,330)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,198,533)	19,970	(433,513)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	1,312,479	1,292,509	1,726,022
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	113,946	1,312,479	1,292,509
Cash paid for interest	120,000	$ 185,964	$ 132,751
NON CASH INVESTING AND FINANCING ACTIVITIES
Issuance of common shares issuable	1,561,000
Warrant modification	725,458
Accrued expense settled with common shares	140,452
Inventory classified as property and equipment	$ 91,256